Wireless Licenses, Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions		3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Beginning balance	$ 24,635		$ 24,614		$ 24,635	$ 24,614	$ 29,172
Acquisitions			20		2		148
Reclassifications, adjustments and other			1		(62)		(115)
Media goodwill impairment		$ (186)		$ (4,600)	(186)	(186)	(4,591)	$ 0
Ending balance	24,635	24,389	24,635	24,614	24,389	24,389	24,614	29,172
Goodwill accumulated impairment		4,800		4,600	4,800	4,800	4,600
Operating Segments | Consumer
Goodwill [Roll Forward]
Beginning balance					17,104
Reclassifications, adjustments and other					0
Reporting Unit reallocation (1)	17,104
Ending balance	17,104	17,104			17,104	17,104
Operating Segments | Business
Goodwill [Roll Forward]
Beginning balance					7,269
Acquisitions					2
Reclassifications, adjustments and other					(2)
Reporting Unit reallocation (1)	7,269
Ending balance	7,269	7,269			7,269	7,269
Operating Segments | Wireless
Goodwill [Roll Forward]
Beginning balance	18,397		18,397			18,397	18,397
Acquisitions			0				0
Reclassifications, adjustments and other			0				0
Media goodwill impairment							0
Reporting Unit reallocation (1)	(18,397)
Ending balance			18,397	18,397			18,397	18,397
Operating Segments | Wireline
Goodwill [Roll Forward]
Beginning balance	3,892		3,871			3,871	3,955
Acquisitions			20				(77)
Reclassifications, adjustments and other			1				(7)
Media goodwill impairment							0
Reporting Unit reallocation (1)	(3,892)
Ending balance			3,892	3,871			3,871	3,955
Other
Goodwill [Roll Forward]
Beginning balance	2,346		2,346		262	2,346	6,820
Acquisitions			0		0		225
Reclassifications, adjustments and other			0		(60)		(108)
Media goodwill impairment					(186)		(4,591)
Reporting Unit reallocation (1)	(2,084)
Ending balance	$ 262	$ 16	$ 2,346	$ 2,346	$ 16	$ 16	$ 2,346	$ 6,820